Stock Plans, Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)	8,081,739
Granted during the year (in shares)	525,725
Exercised or released (in shares)	0
Cancelled or forfeited (in shares)	82,467
Expired (in shares)	0
Balances (in shares)	8,524,997	8,081,739
Vested and expected to vest (in shares)	8,524,997
Exercisable (in shares)	5,379,164
Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 0.22
Granted during the year (in dollars per share)	0.48
Exercised or released (in dollars per share)	0
Cancelled or forfeited (in dollars per share)	0.07
Expired (in dollars per share)	0
Balances (in dollars per share)	0.23	$ 0.22
Vested and expected to vest (in dollars per share)	0.23
Exercisable (in dollars per share)	$ 0.16
Weighted Average Remaining Contractual Term [Abstract]
Weighted average remaining contractual term, Balances	7 years 6 months 3 days
Weighted-average remaining contractual term, Vested and expected to vest	7 years 6 months 3 days
Weighted average remaining contractual term, Exercisable	7 years 1 month 9 days
Aggregate Intrinsic Value [Abstract]
Balances, Aggregate intrinsic value	$ 25,785
Vested and expected to vest, Aggregate intrinsic value	25,785
Exercisable, Aggregate intrinsic value	$ 16,693
Additional Information Related to Stock Options [Abstract]
Stock options vesting period	4 years
Options expiration period	10 years
Weighted-average grant date fair value of options granted (in dollars per share)	$ 1.29	$ 2.86
Aggregate intrinsic value of options exercised	$ 0	$ 0
2017 Stock Incentive Plan [Member]
Share-based Compensation [Abstract]
Shares authorized for grant (in shares)	24,534,509